Supplement to the currently effective Statements of Additional Information of each of the funds/portfolios listed below:

Cash Account Trust                                           Cash Reserve Fund, Inc.
    Government and Agency Securities Portfolio                   Prime Series
        DWS Government Cash Institutional Shares                     Prime Institutional Shares
        Government Cash Managed Shares                       Cash Reserves Fund Institutional
    Money Market Portfolio                                   DWS Money Market Series
        Institutional Money Market Shares                            Managed Shares
        Institutional Select Money Market Shares                     Institutional Shares
    Tax-Exempt Portfolio                                     Investors Cash Trust
        DWS Tax-Exempt Cash Institutional Shares                 Treasury Portfolio
        Tax-Exempt Cash Managed Shares                               Institutional Shares
Cash Management Fund Institutional



Effective July 16, 2008, DWS Scudder Investments will change its name to DWS Investments.

Also, effective July 16, 2008, several service providers to the funds and retirement plans will change their names. The new names will be as follows:

Current Name                                              New Name, effective July 16, 2008
DWS Scudder Distributors, Inc.                            DWS Investments Distributors, Inc. ("DIDI")
DWS Scudder Fund Accounting Corporation                   DWS Investments Fund Accounting Corporation ("DIFA")
DWS Scudder Investments Service Company                   DWS Investments Service Company ("DISC")
DWS Scudder Wholesalers                                   DWS Investments Wholesalers
DWS Scudder Flex Plan                                     DWS Investments Flex Plan
DWS Scudder Individual Retirement Account (IRA)           DWS Investments Individual Retirement Account (IRA)
DWS Scudder Horizon Plan                                  DWS Investments Horizon Plan
DWS Scudder Profit Sharing and Money Purchase Pension     DWS Simplified Profit Sharing and Money Purchase Pension
    Plans                                                     Plans
DWS Scudder 401(k) Plan                                   DWS Investments 401(k) Plan
DWS Scudder 403(b) Plan                                   DWS Investments 403(b) Plan
DWS Scudder IRA                                           DWS Investments IRA


References to the designation "DWS Scudder" contained in the "Management" section of each of the funds' Statements of Additional Information, if any, are hereby changed to "DWS Investments." DWS Investments is part of Deutsche Bank's Asset Management division and, within the United States, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.








               Please Retain this Supplement for Future Reference



July 16, 2008